Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail)	12 Months Ended
Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	¥ 8,439,580
Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0
Quoted Price in Active Markets for Identified Assets (Level 1) | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0
Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0
Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Total	0
Receivable from WoW Game Points Refund Agent
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment on assets	8,439,580
Receivable from WoW Game Points Refund Agent | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	0
Receivable from WoW Game Points Refund Agent | Quoted Price in Active Markets for Identified Assets (Level 1) | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	0
Receivable from WoW Game Points Refund Agent | Significant Other Observable Inputs (Level 2) | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	0
Receivable from WoW Game Points Refund Agent | Significant Unobservable Inputs (Level 3) | Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets	¥ 0